Share-based Compensation (Details 4) (Restricted Shares, CNY) In Thousands, except Share data, unless otherwise specified	1 Months Ended			12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
Share-based compensation
Vesting period				4 years
Restricted Shares
Balance outstanding at the beginning of the period (in shares)				281,540
Granted (in shares)	34,286	49,040	232,500	34,286	281,540
Forfeited (in shares)				(2,885)
Balance outstanding at the end of the period (in shares)		281,540		312,941	281,540
Weighted average remaining contractual life
Balance outstanding at the end of the period				4 years 5 months 26 days	5 years 4 months 2 days
Additional disclosures
Fair value of awards vested				2,580	0
Share-based compensation				2,152	2,380
Unrecognized compensation expenses				1,883
Weighted average period over which unrecognized compensation expenses are expected to be recognized				11 months 19 days
First anniversary of the date of grant
Share-based compensation
Percentage of awards subject to vest				25.00%
Pro-rata vesting on calendar quarter-end of each 12 quarters after first anniversary of grant
Share-based compensation
Percentage of awards subject to vest				75.00%
Period of vesting of the remaining 75% awards granted				12